Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details)	12 Months Ended
Dec. 31, 2025
Cementos Pacasmayo S.A.A. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2022– 2025
Value-added tax	Dec.2021-Dec.2025
Cementos Selva S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2021 – 2025
Value-added tax	Dec.2021-Dec.2025
Distribuidora Norte Pacasmayo S.R.L. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2021 – 2025
Value-added tax	Dec.2021-Dec.2025
Empresa de Transmisión Guadalupe S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2021 – 2025
Value-added tax	Dec.2021-Dec.2025
Salmueras Sudamericanas S.A. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2021 – 2025
Value-added tax	Dec.2021-Dec.2025
Calizas del Norte S.A.C. (liquidated during 2022) [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2021 – 2022
Value-added tax	Dec.2021-Dec.2022
Soluciones Takay S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2021 – 2025
Value-added tax	Dec.2021-Dec.2025
Corporación Materiales Piura S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2021 – 2025
Value-added tax	Dec.2021-Dec.2025
Soluciones Crealo 150 S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2024 – 2025
Value-added tax	Sep.2024.-Dec 2025
Vanguardia Constructora del Perú S.A.C. [Member]
Commitments and Contingencies - Schedule of Income Tax and Value Added Tax Corresponding to the Years (Details) [Line Items]
Income tax	2024 – 2025
Value-added tax	Oct.2024-Dec. 2025